Net income per share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income		¥ 377,984	$ 53,499	¥ 185,261
Numerator for basic and diluted net income per share		¥ 377,984	$ 53,499	¥ 185,261
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding		220,766,682	220,766,682	210,426,174
—Diluted effect of share options		12,566,186	12,566,186	14,345,621
—Diluted effect of restricted share units		2,850,513	2,850,513	3,012,224
Denominator for diluted calculation		236,183,381	236,183,381	227,784,019
Net income
Basic | (per share)		¥ 1.71	$ 0.24	¥ 0.88
Diluted | (per share)		1.60	0.23	0.81
ADS [Member]
Net income
Basic | (per share)	[1]	1.71	0.24	0.88
Diluted | (per share)	[1]	¥ 1.60	$ 0.23	¥ 0.81

[1]	Each ADS represents one Class A ordinary share.